LEASES - Financing and operating leases as Lessee (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 674,892	$ 105,905	¥ 685,771	¥ 674,593
Short-term Lease, Cost	100,766	15,812	126,846	82,509
Financing lease cost:
Amortization of ROU assets	1,293	203	2,519	588
Interest	169	27	245	304
Total lease cost	777,120	121,947	815,381	757,994
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	745,032	116,912	869,129	739,505
Operating cash flows from financing leases	169	27	245	304
Financing cash flows from financing leases	1,481	232	1,179	1,215
ROU assets obtained in exchange for new operating lease liabilities	780,576	122,489	537,302	783,965
ROU obtained in exchange for new finance lease liabilities	¥ 1,493	$ 234	¥ 2,023	¥ 1,078
Weighted-average remaining lease term (in years):
Operating leases	5 years 10 days	5 years 10 days	4 years 1 month 17 days	5 years 2 months 15 days
Financing leases	2 years 9 months 14 days	2 years 9 months 14 days	3 years 1 month 28 days	2 years 9 months
Weighted-average discount rate:
Operating leases	7.67%	7.67%	7.68%	7.64%
Financing leases	5.19%	5.19%	5.16%	7.38%
Maximum
Lessee, Lease, Description [Line Items]
Remaining Lease Term	20 years	20 years
Cost of revenues
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 740,554	$ 116,209	¥ 772,731	¥ 713,814
Selling expenses
Weighted-average discount rate:
Total operating and short-term lease costs	1,035	162	642	15,473
General and administrative expenses
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 34,069	$ 5,346	¥ 39,244	¥ 27,815